Schedule H, Line 4i - Schedule of Assets (Details) - EBP 003	12 Months Ended
Dec. 31, 2025 USD ($) shares
Schedule H, Line 4i - Schedule of Assets
Tax identification number	42-1520346
Plan number	003
Shares of Principal Financial Group, Inc. ESOP | shares	1,418,590
Loans to participants current value	$ 25,586,399
Total Current Value	$ 5,039,181,625
Investment, Identifier [Axis]: Principal Financial Group, Inc., ESOP
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalFinancialGroupInc.EsopMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Principal Financial Group, Inc. Employee Stock Ownership Plan
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Total Current Value	$ 125,133,789
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Collective Investment Trust Lifetime Hybrid 2015
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalGlobalInvestorsTrustCompanyCollectiveInvestmentTrustLifetimeHybrid2015Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Total Current Value	$ 2,678,769
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Collective Investment Trust Lifetime Hybrid 2020
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalGlobalInvestorsTrustCompanyCollectiveInvestmentTrustLifetimeHybrid2020Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Total Current Value	$ 59,201,593
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Collective Investment Trust Lifetime Hybrid 2025
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalGlobalInvestorsTrustCompanyCollectiveInvestmentTrustLifetimeHybrid2025Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Total Current Value	$ 52,967,803
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Collective Investment Trust Lifetime Hybrid 2030
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalGlobalInvestorsTrustCompanyCollectiveInvestmentTrustLifetimeHybrid2030Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Total Current Value	$ 245,943,798
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Collective Investment Trust Lifetime Hybrid 2055
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalGlobalInvestorsTrustCompanyCollectiveInvestmentTrustLifetimeHybrid2055Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Total Current Value	$ 112,871,435
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Collective Investment Trust Lifetime Hybrid 2060
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalGlobalInvestorsTrustCompanyCollectiveInvestmentTrustLifetimeHybrid2060Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Total Current Value	$ 90,579,079
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Collective Investment Trust Lifetime Hybrid 2065
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalGlobalInvestorsTrustCompanyCollectiveInvestmentTrustLifetimeHybrid2065Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Total Current Value	$ 36,301,703
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Collective Investment Trust Lifetime Hybrid 2070
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalGlobalInvestorsTrustCompanyCollectiveInvestmentTrustLifetimeHybrid2070Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Total Current Value	$ 6,801,442
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Collective Investment Trust Lifetime Hybrid Income
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalGlobalInvestorsTrustCompanyCollectiveInvestmentTrustLifetimeHybridIncomeMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Total Current Value	$ 38,798,963
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Collective Investment Trust Morley Income Fund Iii
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalGlobalInvestorsTrustCompanyCollectiveInvestmentTrustMorleyIncomeFundIiiMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Total Current Value	$ 100,158,542
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Collective Investment Trust Morley Stable Income Bond Fund
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalGlobalInvestorsTrustCompanyCollectiveInvestmentTrustMorleyStableIncomeBondFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Total Current Value	$ 61,656,944
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Collective Investment Trust Lifetime Hybrid 2050
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalGlobalInvestorsTrustCompanyCollectiveinvestmenttrustLifetimeHybrid2050Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Total Current Value	$ 266,649,349
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Collective Investment Trust Lifetime Hybrid 2035
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalGlobalInvestorsTrustCompanyCollectiveinvestmenttrustLifetimehybrid2035Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Total Current Value	$ 145,410,492
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Collective Investment Trust Lifetime Hybrid 2040
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalGlobalInvestorsTrustCompanyCollectiveinvestmenttrustLifetimehybrid2040Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Total Current Value	$ 324,570,399
Investment, Identifier [Axis]: Principal Global Investors Trust Company, Collective Investment Trust Lifetime Hybrid 2045
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalGlobalInvestorsTrustCompanyCollectiveinvestmenttrustLifetimehybrid2045Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Total Current Value	$ 135,280,213
Investment, Identifier [Axis]: Principal Life Insurance Company, Deposits In Guaranteed Interest Accounts
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalLifeInsuranceCompanyDepositsInGuaranteedInterestAccountsMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanTraditionalGuaranteedInvestmentContractMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 62,819,168
Investment, Identifier [Axis]: Principal Life Insurance Company, Deposits In Insurance Company Blue Chip Separate Account
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalLifeInsuranceCompanyDepositsInInsuranceCompanyBlueChipSeparateAccountMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 191,656,190
Investment, Identifier [Axis]: Principal Life Insurance Company, Deposits In Insurance Company Core Plus Bond Separate Account
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalLifeInsuranceCompanyDepositsInInsuranceCompanyCorePlusBondSeparateAccountMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 125,312,544
Investment, Identifier [Axis]: Principal Life Insurance Company, Deposits In Insurance Company Diversified International Separate Account
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalLifeInsuranceCompanyDepositsInInsuranceCompanyDiversifiedInternationalSeparateAccountMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 256,200,509
Investment, Identifier [Axis]: Principal Life Insurance Company, Deposits In Insurance Company Diversified Real Asset Separate Account
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalLifeInsuranceCompanyDepositsInInsuranceCompanyDiversifiedRealAssetSeparateAccountMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 17,592,590
Investment, Identifier [Axis]: Principal Life Insurance Company, Deposits In Insurance Company Equity Income Separate Account
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalLifeInsuranceCompanyDepositsInInsuranceCompanyEquityIncomeSeparateAccountMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 195,326,179
Investment, Identifier [Axis]: Principal Life Insurance Company, Deposits In Insurance Company Global Emerging Markets Separate Account
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalLifeInsuranceCompanyDepositsInInsuranceCompanyGlobalEmergingMarketsSeparateAccountMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 131,489,952
Investment, Identifier [Axis]: Principal Life Insurance Company, Deposits In Insurance Company Government And High Quality Bond Separate Account
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalLifeInsuranceCompanyDepositsInInsuranceCompanyGovernmentAndHighQualityBondSeparateAccountMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 50,947,527
Investment, Identifier [Axis]: Principal Life Insurance Company, Deposits In Insurance Company Inflation Protection Separate Account
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalLifeInsuranceCompanyDepositsInInsuranceCompanyInflationProtectionSeparateAccountMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 50,634,324
Investment, Identifier [Axis]: Principal Life Insurance Company, Deposits In Insurance Company Large-Cap Growth I Separate Account
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalLifeInsuranceCompanyDepositsInInsuranceCompanyLargeCapGrowthISeparateAccountMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 274,723,420
Investment, Identifier [Axis]: Principal Life Insurance Company, Deposits In Insurance Company Large-Cap Stock Index Separate Account
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalLifeInsuranceCompanyDepositsInInsuranceCompanyLargeCapStockIndexSeparateAccountMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 765,596,255
Investment, Identifier [Axis]: Principal Life Insurance Company, Deposits In Insurance Company Mid-Cap Separate Account
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalLifeInsuranceCompanyDepositsInInsuranceCompanyMidCapSeparateAccountMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 373,572,438
Investment, Identifier [Axis]: Principal Life Insurance Company, Deposits In Insurance Company Mid-Cap Stock Index Separate Account
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalLifeInsuranceCompanyDepositsInInsuranceCompanyMidCapStockIndexSeparateAccountMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Total Current Value	$ 22,925,131
Investment, Identifier [Axis]: Principal Life Insurance Company, Deposits In Insurance Company Small-Cap Growth I Separate Account
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalLifeInsuranceCompanyDepositsInInsuranceCompanySmallCapGrowthISeparateAccountMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 104,670,339
Investment, Identifier [Axis]: Principal Life Insurance Company, Deposits In Insurance Company Small-Cap Stock Index Separate Account
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalLifeInsuranceCompanyDepositsInInsuranceCompanySmallCapStockIndexSeparateAccountMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 221,876,346
Investment, Identifier [Axis]: Principal Life Insurance Company, Deposits In Insurance Company Small-Cap Value Ii Separate Account
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalLifeInsuranceCompanyDepositsInInsuranceCompanySmallCapValueIiSeparateAccountMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 49,191,341
Investment, Identifier [Axis]: Principal Life Insurance Company, Deposits In Insurance Company U.S. Property Separate Account
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalLifeInsuranceCompanyDepositsInInsuranceCompanyU.s.PropertySeparateAccountMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 150,458,645
Investment, Identifier [Axis]: Principal Life Insurance Company, Deposits In Deferred Income Annuity
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalLifeInsuranceCompanyDepositsindeferredincomeannuityMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Deferred income annuity
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Current Value	$ 3,830,269
Investment, Identifier [Axis]: Principal Life Insurance Company, Pooled Separate Accounts Principal Liquid Assets Separate Account
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalLifeInsuranceCompanyPooledSeparateAccountsPrincipalLiquidAssetsSeparateAccountMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanPooledSeparateAccountMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Total Current Value	$ 4,486,527
Investment, Identifier [Axis]: Principal Select Stable Value Separate Account, Wrapper contract
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:PrincipalSelectStableValueSeparateAccountMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	pfg:WrapperContractMember
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
Total Current Value	$ 5,255,449
Investment, Identifier [Axis]: SEI Trust Company, Collective Investment Trust Prin/Br Aggregate Bond Index
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:SeiTrustCompanyCollectiveInvestmentTrustPrinBrAggregateBondIndexMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Total Current Value	$ 35,787,560
Investment, Identifier [Axis]: SEI Trust Company, Collective Investment Trust Prin/Br International Equity Index
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:SeiTrustCompanyCollectiveInvestmentTrustPrinBrInternationalEquityIndexMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	us-gaap:DefinedBenefitPlanCommonCollectiveTrustMember
Total Current Value	$ 46,413,138
Investment, Identifier [Axis]: Schwab Funds, Self-Directed Brokerage Account
Schedule H, Line 4i - Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	pfg:SchwabFundsSelfDirectedBrokerageAccountMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Self-directed brokerage account
Total Current Value	$ 67,825,072
Minimum
Schedule H, Line 4i - Schedule of Assets
Interest rate	4.50%
Maximum
Schedule H, Line 4i - Schedule of Assets
Interest rate	10.50%